Note 19 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

Note 16 – Subsequent Events

On October 26, 2023, the Company entered into a lease agreement with Prologis, Inc., a Maryland corporation. Pursuant to the terms of the lease agreement, the Company will lease approximately 51,264 rentable square feet in Dallas, Texas, for a term of approximately five years and two months, which the Company intends to use as production space. The initial term of the lease agreement will commence on November 1, 2023. The lease agreement provides for base rent payments starting at approximately $42,500 per month (taking into consideration an initial phase-in of the base rent obligation) in the first year of the initial term, and increase each year, up to approximately $51,700 per month during the last year of the initial term. The Company is also responsible for operating expenses of the premises. The Company is required to provide a letter of credit to the Landlord in the amount of $300,000 in connection with the lease agreement. The lease agreement may be extended for a period of five years, at the option of the Company, at a rate to be based on a fair market rent rate determined at the time of the extension.

The Company evaluates events that have occurred after the balance sheet date through the date these financial statements were issued. No events occurred of a material nature that would have required adjustments to or disclosures in these financial statements.

Note 19 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date through the date hereof, which these financial statements were issued. No events occurred of a material nature that would have required adjustments to or disclosure in these financial statements except as follows:

Debt Financing

On various dates from January 5, 2023 to March 7, 2023, the Company received aggregate proceeds of $1,250,000 from two of the Company’s Directors on the sale of an offering entered into on September 29, 2022, to sell up to $2,500,000 of promissory notes and warrants to purchase an aggregate 625,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.60 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on August 23, 2025. Interest on the Notes accrue at a rate of 8% per annum, payable on January 1, 2025. The Company issued aggregate warrants to purchase 312,500 shares of common stock pursuant to the advances received on this offering.